UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.4%
Asset-Backed Commercial Paper — 0.6%
Old Line Funding LLC	0.671%	4/4/16	$100,000,000	$99,936,722	(a)(b)
Old Line Funding LLC	0.671%	4/6/16	50,000,000	49,966,500	(a)(b)
Old Line Funding LLC	0.641%	5/16/16	75,000,000	74,898,667	(a)(b)
Old Line Funding LLC	0.641%	5/17/16	100,000,000	99,863,112	(a)(b)
Total Asset-Backed Commercial Paper				324,665,001
Bank Notes — 0.2%
Bank of America N.A.	0.740%	6/7/16	112,000,000	112,027,272
Certificates of Deposit — 28.1%
Bank of Montreal	0.600%	4/4/16	52,250,000	52,254,919
Bank of Montreal	0.600%	4/6/16	490,000,000	490,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.370%	3/4/16	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.779%	3/10/16	53,000,000	53,002,841	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	3/18/16	288,000,000	288,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	4/5/16	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.510%	4/14/16	140,000,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.690%	6/10/16	350,000,000	350,000,000
BNP Paribas NY Branch	0.350%	3/3/16	85,000,000	85,000,000
Canadian Imperial Bank of Commerce	0.850%	8/25/16	245,000,000	245,000,000
Citibank N.A.	0.530%	4/18/16	150,000,000	150,000,000
Citibank N.A.	0.590%	5/16/16	100,000,000	100,000,000
Citibank N.A.	0.640%	6/1/16	385,000,000	385,000,000
Citibank N.A.	0.630%	6/7/16	495,000,000	495,000,000
Citibank N.A.	0.630%	6/13/16	350,000,000	350,000,000
Credit Agricole	0.670%	3/28/16	482,000,000	482,000,000
Credit Suisse NY	0.620%	4/5/16	198,425,000	198,425,000
DnB NOR Bank ASA	0.400%	3/29/16	195,000,000	195,000,000
Landesbank Hessen-Thuringen	0.300%	3/4/16	100,000,000	100,000,000
Landesbank Hessen-Thuringen	0.610%	4/7/16	200,000,000	200,000,000
Lloyds Bank PLC	0.620%	4/6/16	190,000,000	190,000,000
Lloyds Bank PLC	0.800%	6/13/16	211,350,000	211,350,000
Mitsubishi UFJ Trust & Banking NY	0.510%	4/5/16	275,000,000	275,000,000
Mitsubishi UFJ Trust & Banking NY	0.510%	4/7/16	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking NY	0.870%	7/18/16	325,000,000	325,000,000
Mizuho Bank Ltd.	0.650%	4/18/16	145,000,000	145,000,000
Mizuho Bank Ltd.	0.660%	4/18/16	97,000,000	96,999,997
Mizuho Bank Ltd.	0.700%	6/15/16	348,000,000	348,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Mizuho Bank Ltd.	0.700%	6/16/16	$231,750,000	$231,750,000
Mizuho Bank Ltd.	0.700%	6/22/16	141,000,000	140,999,989
Mizuho Bank Ltd.	0.700%	6/23/16	149,675,000	149,675,000
Natixis NY	0.720%	5/6/16	431,750,000	431,750,000
Nordea Bank Finland PLC	0.589%	3/9/16	195,000,000	195,000,000	(c)
Norinchukin Bank	0.510%	3/18/16	100,000,000	100,000,000
Norinchukin Bank	0.500%	3/22/16	194,450,000	194,450,000
Norinchukin Bank	0.500%	3/24/16	100,000,000	100,000,000
Norinchukin Bank	0.510%	4/6/16	195,000,000	195,000,000
Norinchukin Bank	0.500%	4/8/16	184,745,000	184,744,027
Norinchukin Bank	0.500%	4/22/16	125,000,000	124,999,099
Norinchukin Bank	0.510%	4/27/16	500,000,000	500,000,000
Norinchukin Bank	0.670%	6/2/16	490,000,000	490,000,000
Norinchukin Bank	0.850%	8/8/16	27,250,000	27,250,000
Norinchukin Bank	0.850%	8/24/16	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.	0.580%	4/26/16	127,500,000	127,500,000
Rabobank Nederland NY	0.599%	3/9/16	220,000,000	220,000,000	(c)
Royal Bank of Canada	0.594%	3/10/16	78,500,000	78,500,897	(c)
Royal Bank of Canada	0.591%	5/13/16	50,000,000	50,001,116	(c)
Royal Bank of Canada	0.778%	7/7/16	440,000,000	440,000,000	(c)
Societe Generale NY	0.850%	8/3/16	151,350,000	151,350,000
Sumitomo Mitsui Banking Corp.	0.670%	4/4/16	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.670%	4/4/16	248,250,000	248,250,000
Sumitomo Mitsui Banking Corp.	0.500%	4/5/16	223,000,000	222,998,919
Sumitomo Mitsui Banking Corp.	0.938%	4/29/16	5,000,000	4,999,562	(c)
Sumitomo Mitsui Banking Corp.	0.850%	6/9/16	220,000,000	220,063,438
Sumitomo Mitsui Banking Corp.	0.860%	7/28/16	450,000,000	450,000,000
Sumitomo Mitsui Banking Corp.	0.850%	8/29/16	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.520%	3/17/16	182,000,000	182,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.700%	3/23/16	498,750,000	498,750,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.470%	3/29/16	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.500%	4/5/16	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.510%	4/25/16	300,000,000	300,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.700%	6/15/16	290,000,000	290,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.860%	7/29/16	100,000,000	100,000,000
UBS AG Stamford Branch	0.505%	4/25/16	50,000,000	50,000,000
Wells Fargo Bank N.A.	0.599%	3/4/16	100,000,000	100,000,000	(c)
Wells Fargo Bank N.A.	0.580%	4/20/16	98,000,000	97,995,913

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2016 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Wells Fargo Bank N.A.	0.630%	5/2/16	$375,000,000	$375,000,000
Wells Fargo Bank N.A.	0.850%	7/25/16	320,000,000	320,000,000
Wells Fargo Bank N.A.	0.850%	8/22/16	98,000,000	98,000,000
Wells Fargo Bank N.A.	0.850%	8/29/16	245,000,000	245,000,000
Total Certificates of Deposit				15,011,060,717
Commercial Paper — 42.3%
Abbey National Treasury Services PLC	0.641%	5/9/16	350,000,000	349,570,667	(a)
Abbey National Treasury Services PLC	0.626%	5/31/16	190,000,000	189,699,826	(a)
Abbey National Treasury Services PLC	0.854%	8/25/16	99,250,000	98,835,218	(a)
ABN AMRO Funding USA LLC	0.631%	4/4/16	100,000,000	99,940,500	(a)(b)
ABN AMRO Funding USA LLC	0.854%	8/24/16	19,000,000	18,921,044	(a)(b)
ANZ National International Ltd.	0.330-0.335%	3/29/16	200,000,000	199,948,278	(a)(b)
ANZ National International Ltd.	0.844%	7/27/16	100,000,000	99,654,666	(a)(b)
ASB Finance Ltd.	0.854%	8/3/16	97,000,000	96,645,007	(a)(b)
ASB Finance Ltd.	0.844%	8/30/16	100,000,000	99,575,333	(a)(b)
Bank of Nova Scotia	0.653%	4/4/16	195,000,000	195,000,000	(c)
Bank of Nova Scotia	0.481%	4/6/16	485,000,000	484,767,200	(a)(b)
Bank of Nova Scotia	0.491-0.501%	5/11/16	525,000,000	524,489,688	(a)(b)
Bank of Nova Scotia	0.833%	7/27/16	350,000,000	348,805,723	(a)(b)
BNP Paribas Fortis Funding	0.280%	3/1/16	500,000,000	500,000,000	(a)
BNP Paribas Fortis Funding	0.380%	3/2/16	300,000,000	299,996,833	(a)
BNZ International Funding Ltd.	0.609%	3/9/16	50,000,000	50,000,000	(b)(c)
BPCE SA	0.757%	6/1/16	136,000,000	135,737,595	(a)(b)
BPCE SA	0.707%	6/9/16	200,000,000	199,608,333	(a)(b)
Caisse des Depots et Consignations	0.361%	3/24/16	200,000,000	199,954,000	(a)(d)
Caisse des Depots et Consignations	0.621%	6/20/16	440,000,000	439,158,868	(a)(d)
Chevron Corp.	0.591%	4/25/16	200,000,000	199,819,722	(a)(b)
Chevron Corp.	0.591%	4/26/16	200,000,000	199,816,444	(a)(b)
Chevron Corp.	0.591%	4/27/16	200,000,000	199,813,167	(a)(b)
Commonwealth Bank of Australia	0.779%	8/11/16	120,000,000	120,000,000	(b)(c)
Credit Agricole Corporate and Investment Bank	0.310%	3/1/16	477,810,000	477,810,000	(a)
Credit Agricole Corporate and Investment Bank	0.732%	5/19/16	245,000,000	244,607,524	(a)
Credit Agricole Corporate and Investment Bank	0.702%	6/17/16	150,000,000	149,685,000	(a)
Credit Agricole Corporate and Investment Bank	0.884%	8/1/16	250,000,000	249,065,000	(a)
Credit Agricole Corporate and Investment Bank	0.884%	8/2/16	150,000,000	149,435,334	(a)
Credit Agricole Corporate and Investment Bank	0.884%	8/2/16	50,000,000	49,811,778	(a)
Credit Suisse NY	0.531%	4/12/16	190,000,000	189,882,517	(a)
Credit Suisse NY	0.802%	6/1/16	375,000,000	374,233,334	(a)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Credit Suisse NY	0.702%	6/17/16	$350,000,000	$349,264,999	(a)
Credit Suisse NY	0.904%	7/26/16	108,000,000	107,603,100	(a)
Danske Corp.	0.611%	4/1/16	200,000,000	199,894,944	(a)(b)
Danske Corp.	0.611%	4/4/16	100,000,000	99,942,389	(a)(b)
Danske Corp.	0.611%	4/7/16	300,000,000	299,811,917	(a)(b)
Danske Corp.	0.651%	6/9/16	150,000,000	149,729,166	(a)(b)
Danske Corp.	0.651%	6/10/16	340,000,000	339,379,972	(a)(b)
Danske Corp.	0.672%	6/23/16	195,000,000	194,586,274	(a)(b)
Danske Corp.	0.859%	9/1/16	135,000,000	134,410,050	(a)(b)
DBS Bank Ltd.	0.651%	3/21/16	85,000,000	84,969,306	(a)(b)
DBS Bank Ltd.	0.661%	3/22/16	125,000,000	124,951,875	(a)(b)
DBS Bank Ltd.	0.410%	3/29/16	150,000,000	149,952,166	(a)(b)
DBS Bank Ltd.	0.601%	4/12/16	100,000,000	99,930,000	(a)(b)
DBS Bank Ltd.	0.480%	4/13/16	250,000,000	249,856,666	(a)(b)
DBS Bank Ltd.	0.480%	4/14/16	130,000,000	129,923,733	(a)(b)
DnB NOR Bank ASA	0.608%	3/8/16	185,000,000	185,000,000	(b)(c)
DnB NOR Bank ASA	0.401%	3/29/16	400,000,000	399,875,555	(a)(b)
DnB NOR Bank ASA	0.401%	3/29/16	200,000,000	199,937,778	(a)(b)
General Electric Co.	0.450%	3/29/16	150,000,000	149,947,500	(a)
General Electric Co.	0.450%	3/30/16	165,000,000	164,940,188	(a)
HSBC Bank PLC	1.008%	11/18/16	38,400,000	38,120,533	(a)(b)
HSBC USA Inc.	0.491%	3/23/16	200,000,000	199,940,111	(a)(b)
ING U.S. Funding LLC	0.370%	3/2/16	325,000,000	324,996,660	(a)
ING U.S. Funding LLC	0.521%	3/16/16	395,000,000	394,914,417	(a)
ING U.S. Funding LLC	0.521%	3/17/16	200,000,000	199,953,778	(a)
ING U.S. Funding LLC	0.611%	4/4/16	400,000,000	399,769,555	(a)
ING U.S. Funding LLC	0.606%	4/12/16	185,000,000	184,869,421	(a)
ING U.S. Funding LLC	0.521%	4/25/16	200,000,000	199,841,111	(a)
JPMorgan Securities LLC	0.521%	4/25/16	388,500,000	388,191,358	(a)
JPMorgan Securities LLC	0.854%	7/18/16	122,000,000	121,599,603	(a)
JPMorgan Securities LLC	0.854%	7/27/16	413,000,000	411,556,795	(a)
Landesbank Hessen-Thuringen	0.370%	3/3/16	93,000,000	92,998,088	(a)(b)
Landesbank Hessen-Thuringen	0.501%	3/18/16	100,000,000	99,976,389	(a)(b)
Landesbank Hessen-Thuringen	0.481%	4/4/16	98,000,000	97,955,573	(a)(b)
Landesbank Hessen-Thuringen	0.611%	4/5/16	140,000,000	139,916,972	(a)(b)
Landesbank Hessen-Thuringen	0.854%	8/2/16	29,000,000	28,894,553	(a)(b)
Lloyds Bank PLC	0.651%	6/13/16	390,000,000	389,267,665	(a)
Lloyds Bank PLC	0.854%	7/25/16	200,000,000	199,310,556	(a)

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2016 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Mitsubishi UFJ Trust & Banking NY	0.501%	3/24/16	$190,000,000	$189,939,306	(a)(b)
Natixis NY	0.300%	3/1/16	88,538,000	88,538,000	(a)
Natixis NY	0.752%	5/31/16	443,000,000	442,160,147	(a)
Ontario Teachers’ Finance Trust	0.621%	4/6/16	110,000,000	109,931,800	(a)(b)
Ontario Teachers’ Finance Trust	0.752%	6/27/16	50,000,000	49,877,083	(a)(b)
Ontario Teachers’ Finance Trust	0.844%	7/26/16	250,000,000	249,142,499	(a)(b)
Ontario Teachers’ Finance Trust	0.844%	7/28/16	100,000,000	99,652,333	(a)(b)
Ontario Teachers’ Finance Trust	0.905%	8/26/16	97,500,000	97,066,125	(a)(b)
Ontario Teachers’ Finance Trust	0.905%	9/1/16	100,000,000	99,540,000	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.651%	6/3/16	198,750,000	198,412,677	(a)
Oversea-Chinese Banking Corp. Ltd.	0.631%	6/10/16	100,000,000	99,823,250	(a)
Reckitt Benckiser Treasury	0.501%	3/1/16	153,000,000	153,000,000	(a)(b)
Reckitt Benckiser Treasury	0.541%	3/7/16	147,000,000	146,986,770	(a)(b)
Reckitt Benckiser Treasury	0.803%	7/25/16	100,000,000	99,675,556	(a)(b)
Societe Generale	0.300%	3/1/16	150,000,000	150,000,000	(a)(b)
Societe Generale	0.400%	3/7/16	200,000,000	199,986,667	(a)(b)
Sumitomo Mitsui Banking Corp.	0.506%	3/24/16	395,000,000	394,872,558	(a)(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.480%	3/17/16	50,000,000	49,989,333	(a)(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.701%	3/28/16	235,000,000	234,876,625	(a)(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.701%	3/28/16	100,000,000	99,947,500	(a)(b)
Svenska Handelsbanken AB	0.651%	6/24/16	215,000,000	214,553,576	(a)(b)
Swedbank AB	0.360%	3/2/16	350,000,000	349,996,500	(a)
Toyota Motor Credit Corp.	0.605%	3/14/16	44,000,000	44,000,000	(c)
Toyota Motor Credit Corp.	0.605%	3/15/16	250,000,000	250,000,000	(c)
Toyota Motor Credit Corp.	0.605%	3/16/16	250,000,000	250,000,000	(c)
Toyota Motor Credit Corp.	0.605%	3/17/16	250,000,000	250,000,000	(c)
UBS Finance Delaware LLC	0.531%	3/2/16	300,000,000	299,995,583	(a)
UBS Finance Delaware LLC	0.531%	3/2/16	75,000,000	74,998,896	(a)
UBS Finance Delaware LLC	0.491%	4/4/16	200,000,000	199,907,444	(a)
UBS Finance Delaware LLC	0.762%	5/31/16	1,050,000,000	1,047,982,833	(a)
UBS Finance Delaware LLC	0.631%	6/16/16	150,000,000	149,719,125	(a)
UBS Finance Delaware LLC	0.854%	8/2/16	114,750,000	114,332,756	(a)
United Overseas Bank Ltd.	0.651%	6/6/16	95,000,000	94,833,618	(a)(b)
United Overseas Bank Ltd.	0.631%	6/15/16	72,500,000	72,365,513	(a)(b)
United Overseas Bank Ltd.	0.641%	6/16/16	195,000,000	194,629,067	(a)(b)
United Overseas Bank Ltd.	0.641%	6/17/16	50,000,000	49,904,000	(a)(b)
United Overseas Bank Ltd.	0.641%	6/20/16	250,000,000	249,506,668	(a)(b)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 29, 2016

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Westpac Banking Corp.	0.585%	3/2/16	$87,000,000	$86,999,976	(b)(c)
Westpac Banking Corp.	0.589%	3/4/16	345,000,000	345,000,000	(b)(c)
Total Commercial Paper				22,552,413,099
Corporate Bonds & Notes — 1.1%
ANZ New Zealand International Ltd., Senior Notes	1.125%	3/24/16	12,930,000	12,934,302	(d)
BMW Finance NV, Senior Notes	0.896%	5/27/16	49,400,000	49,395,311	(c)
GE Capital International Funding Co., Senior Notes	0.964%	4/15/16	144,000,000	144,079,509	(d)
ING Bank NV, Senior Notes	4.000%	3/15/16	97,000,000	97,122,480	(d)
JPMorgan Chase Bank N.A., Senior Notes	0.612%	7/7/16	300,000,000	300,000,000	(c)
Total Corporate Bonds & Notes				603,531,602
Time Deposits — 15.3%
BNP Paribas Grand Cayman	0.370%	3/1/16	50,000,000	50,000,000
CIBC Grand Cayman	0.280%	3/1/16	136,131,000	136,131,000
Credit Agricole Grand Cayman	0.310%	3/1/16	395,000,000	395,000,000
DnB NOR Bank ASA	0.290%	3/1/16	1,000,000,000	1,000,000,000
Lloyds Bank PLC	0.270%	3/1/16	225,000,000	225,000,000
Natixis Grand Cayman	0.300%	3/1/16	875,000,000	875,000,000
Nordea Finland Grand Cayman	0.270%	3/1/16	1,380,000,000	1,380,000,000
Skandinaviska Enskilda Cayman	0.290%	3/1/16	1,600,000,000	1,600,000,000
Svenska Handelsbanken Grand Cayman	0.270%	3/1/16	1,025,000,000	1,025,000,000
Swedbank AB	0.290%	3/1/16	1,470,000,000	1,470,000,000
Total Time Deposits				8,156,131,000
U.S. Government Agencies — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC)	0.479%	4/27/17	300,000,000	299,929,381	(c)
U.S. Treasury Notes — 9.4%
U.S. Treasury Notes	0.389%	4/30/16	525,370,000	525,370,807	(c)
U.S. Treasury Notes	0.390%	7/31/16	375,000,000	375,001,581	(c)
U.S. Treasury Notes	0.373%	10/31/16	1,025,000,000	1,024,923,594	(c)
U.S. Treasury Notes	0.394%	4/30/17	1,180,000,000	1,180,024,617	(c)
U.S. Treasury Notes	0.397%	7/31/17	1,435,000,000	1,434,704,836	(c)
U.S. Treasury Notes	0.488%	10/31/17	375,000,000	374,878,662	(c)
U.S. Treasury Notes	0.592%	1/31/18	100,000,000	100,094,817	(c)
Total U.S. Treasury Notes				5,014,998,914

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2016 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 2.8%
Bank of America Corp. tri-party repurchase agreement dated 2/29/16; Proceeds at maturity — $1,281,085,511; (Fully collateralized by various U.S. government agency obligations and corporate bonds and notes, 0.922% to 7.625% due 5/9/2016 to 2/1/2046; Market value — $1,308,896,860)	0.430%	5/10/16	$1,280,000,000	$1,280,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 1/6/16; Proceeds at maturity — $150,142,000; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 7.900% due 3/1/16 to 1/1/49; Market value — $159,320,002)	0.480%	5/10/16	150,000,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 1/6/16; Proceeds at maturity — $75,071,000; (Fully collateralized by municipal bonds, 0.030% to 7.425% due 3/15/16 to 12/1/45; Market value — $78,750,000)	0.480%	5/10/16	75,000,000	75,000,000
Total Repurchase Agreements				1,505,000,000
Total Investments — 100.4% (Cost — $53,579,756,986#)				53,579,756,986
Liabilities in Excess of Other Assets — (0.4)%				(215,640,943)
Total Net Assets — 100.0%				$53,364,116,043

(a)	Rate shown represents yield-to-maturity.

(b)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

February 29, 2016

Assets:
Investments, at value	$53,579,756,986
Cash	519
Interest receivable	20,367,553
Total Assets	53,600,125,058

Liabilities:
Payable for securities purchased	233,985,383
Trustees’ fees payable	66,433
Accrued expenses	1,957,199
Total Liabilities	236,009,015
Total Net Assets	$53,364,116,043

Represented by:
Paid-in-capital	$53,364,116,043

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2016

Investment Income:
Interest	$105,006,055

Expenses:
Investment management fee (Note 2)	28,041,902
Fund accounting fees	1,572,024
Trustees’ fees	477,954
Legal fees	336,685
Custody fees	227,359
Audit and tax fees	22,465
Miscellaneous expenses	42,547
Total Expenses	30,720,936
Less: Fee waivers and/or expense reimbursements (Note 2)	(28,041,902)
Net Expenses	2,679,034
Net Investment Income	102,327,021
Net Realized Gain on Investments	410,641
Increase in Net Assets From Operations	$102,737,662

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended February 29, 2016 (unaudited) and the Year Ended August 31, 2015	2016	2015

Operations:
Net investment income	$102,327,021	$143,882,505
Net realized gain	410,641	701,909
Increase in Net Assets From Operations	102,737,662	144,584,414

Capital Transactions:
Proceeds from contributions	46,576,504,376	96,487,778,857
Value of withdrawals	(56,856,643,865)	(107,494,184,065)
Decrease in Net Assets From Capital Transactions	(10,280,139,489)	(11,006,405,208)
Decrease in Net Assets	(10,177,401,827)	(10,861,820,794)

Net Assets:
Beginning of period	63,541,517,870	74,403,338,664
End of period	$53,364,116,043	$63,541,517,870

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2016 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2016[1]		2015	2014	2013	2012	2011

Net assets, end of period (millions)	$53,364		$63,542	$74,403	$73,576	$61,127	$38,040
Total return[2]	0.19%		0.22%	0.10%	0.17%	0.23%	0.27%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.10	0.10	0.10	0.10
Net investment income	0.36	[3]	0.21	0.10	0.17	0.23	0.27

[1]	For the six months ended February 29, 2016 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2016 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

34	Liquid Reserves Portfolio 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$53,579,756,986	—	$53,579,756,986

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market

Liquid Reserves Portfolio 2016 Semi-Annual Report	35

Notes to financial statements (cont’d)

conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

LMPFA has voluntarily agreed to waive and/or reimburse 0.10% of Portfolio expenses. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

36	Liquid Reserves Portfolio 2016 Semi-Annual Report

During the six months ended February 29, 2016, fees waived and/or expenses reimbursed amounted to $28,041,902.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2016, the Portfolio did not invest in derivative instruments.

4. Money market fund reform

Under new federal regulations effective on October 14, 2016, the Portfolio will no longer be allowed to use the special pricing and valuation conventions that currently facilitate a constant net asset value for the Portfolio. Instead, no later than that date, the Portfolio will be required to price its portfolio securities based on their current market value, which will result in a so-called floating net asset value or floating NAV for the Portfolio. In addition, no later than that date, the Portfolio may impose a fee upon the withdrawal of interests or may temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

Liquid Reserves Portfolio 2016 Semi-Annual Report	37

Board approval of management and
subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Liquid Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust.

The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory

38	Liquid Reserves Portfolio

Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

Liquid Reserves Portfolio	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (currently, Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Lipper data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals and for rolling periods comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•

The information comparing Western Asset Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as retail money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2015 was at the median, and its performance for the 10-year period ended June 30, 2015 was above the median.

•

The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2015 was above the median.

•

The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as retail money market instrument funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2015 was at the median, and its performance for the 10-year period ended June 30, 2015 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing each Feeder Fund’s contractual management fee (the “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (the “Actual Management Fee”)

40	Liquid Reserves Portfolio

and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as money market instrument funds or funds classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Liquid Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was at the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2017.

•

For Western Asset Institutional Liquid Reserves, the Contractual Management Fee was above the median, the Actual Management Fee was below the median, and the actual total expense ratio was below the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2017.

•	For Western Asset Premium Liquid Reserves, the Contractual Management Fee was below the median, the Actual Management Fee was above the median, and the actual

Liquid Reserves Portfolio	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2017.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional Liquid Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also considered that the Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds with the same Lipper investment classification/objective at the Feeder Fund’s current asset level and at higher asset levels as well. In addition, the Board considered that the Actual Management Fee was below the median of the expense group.

•

The Board also noted that the Manager had previously agreed to institute breakpoints in Western Asset Liquid Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had not yet reached the

42	Liquid Reserves Portfolio

specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also considered that the Feeder Fund’s Actual Management Fee was at the median of the expense group.

•	The Board also considered the size of Western Asset Premium Liquid Reserves and that its Contractual Management Fee was below the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Liquid Reserves Portfolio	43

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2016